Note 10 - Derivative Instruments and Hedging Activities - Reconciliation of Amounts in the Consolidated Balance Sheet (Details) - USD ($) $ in Millions		Sep. 30, 2022	Sep. 30, 2021
Fair value of derivative assets presented above		$ 269.8	$ 266.5
Fair value of cash margin receivable offset with derivatives		(36.6)	(135.4)
Netting of assets and liabilities with the same counterparty		(117.0)	(73.0)
Total		116.2	58.1
Derivative Assets		116.2	58.1
Fair value of derivative liabilities presented above	[1]	178.5	164.7
Netting of assets and liabilities with the same counterparty		(117.0)	(73.0)
Total		61.5	91.7
Derivative Liabilities		61.5	91.7
Other Current Assets [Member]
Total		113.1	57.0
Derivative Assets		113.1	57.0
Deferred Charges and Other Assets, Other [Member]
Total		3.1	1.1
Derivative Assets		3.1	1.1
Other Current Liabilities [Member]
Total		51.1	77.5
Derivative Liabilities		51.1	77.5
Deferred Credits And Other Liabilities [Member]
Total		10.4	14.2
Derivative Liabilities		10.4	14.2
Spire Missouri [Member]
Fair value of derivative assets presented above		57.8	104.0
Netting of assets and liabilities with the same counterparty		(30.7)	(0.3)
Total		0.0	0.0
Derivative Assets		0.0	0.0
Fair value of derivative liabilities presented above		30.7	0.3
Netting of assets and liabilities with the same counterparty		(30.7)	(0.3)
Total		0.0	0.0
Derivative Liabilities		0.0	0.0
Fair value of cash margin (payable) receivable offset with derivatives		$ (27.1)	$ (103.7)

[1]	The fair values of Derivative Assets and Derivative Liabilities exclude the fair value of cash margin receivables or payables with counterparties subject to netting arrangements. Fair value amounts of derivative contracts (including the fair value amounts of cash margin receivables and payables) for which there is a legal right to set off are presented net on the balance sheets. As such, the gross balances presented in the table above are not indicative of the Company’s net economic exposure. Refer to Note 9, Fair Value Measurements, for information on the valuation of derivative instruments.